UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Institutional Investment Manager Filing this Report:

Name:		RS Value Group LLC
Address:	388 Market Street, Ste. 200
		San Francisco, CA  94111

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		George Randall Hecht
Title:	CEO
Phone:	(415) 591-2700
Signature, Place, and Date of Signing:

	G. Randall Hecht	San Francisco, CA		June 30, 2001

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	88,657

ISSUER             CLASS     CUSIP      VALUE     SHS        INVEST   VOTG
                                        (X1000)              DISCRET  AUTH
Abgenix              Com     00339B107    5,495     122,100    sole   sole
Accrue Softw         Com     00437w102      427     888,600    sole   sole
Adam.com             Com     00547m101      242     115,400    sole   sole
Argonaut Tech        Com     040175101    1,786     343,373    sole   sole
Blue Rhino           Com     095811105    4,462     864,800    sole   sole
Carrier One          ADR     144500303      525     750,000    sole   sole
China Yuchai         Com     G21082105      512     457,501    sole   sole
Conductus            Com     206784100    1,053     204,000    sole   sole
Datum                Com     238208102    1,179      87,300    sole   sole
Digital Courier      Com     253838106      243     810,600    sole   sole
Ditech Comm          Com     25500M103    1,353     182,400    sole   sole
E-Loan               Com     26861P107      990     943,300    sole   sole
ESC Medical          Ord     m40868107    4,579     158,725    sole   sole
EchoStar Comm        Cl A    278762109      875      27,000    sole   sole
Esperion Thera       Com     29664r106    1,231     114,500    sole   sole
Fresh Del Monte      Ord     g36738105    5,051     457,900    sole   sole
GenStar Thera        Com     37248d105      951     128,500    sole   sole
Genomica             Com     37243q101      295      68,700    sole   sole
Gymboree             Com     403777105    2,887     339,700    sole   sole
Healthgrades.com     Com     42222R104       37     195,000    sole   sole
IAsiaWorks           Com     45072l101       22     116,300    sole   sole
Illumina             Com     452327109      709      60,200    sole   sole
Interlinq Softw      Com     458753100      497     249,900    sole   sole
Ivanhoe Energy       Com     465790103    21,213   5,656,742   sole   sole
Juno Lightning       Com     482047206    2,637     256,500    sole   sole
MPSI Systems         Com     553412206      140     225,838    sole   sole
Metromedia Intl      Com     591695101    2,242     681,450    sole   sole
Netro                Com     64114R109    1,234     291,000    sole   sole
Netsolve             Com     64115j106    1,874     150,000    sole   sole
Opta Food            Com     68381n105      536     382,700    sole   sole
PYR Energy           Com     693677106    5,414     762,500    sole   sole
Persistence Softw    Com     715329108      263     548,250    sole   sole
Quokka Sports        Com     749077103        0    1,038,800   sole   sole
Selectica            Com     816288104      622     145,300    sole   sole
Sina.com             Ord     g81477104      760     477,816    sole   sole
Sirius Satellite RadiCom     82966u103    3,362     275,800    sole   sole
Sonus Corp.          Com     835691106    2,486     994,300    sole   sole
Stamps.com           Com     852857101    2,063     550,000    sole   sole
Syntroleum           Com     871630109    2,013     221,400    sole   sole
Tularik              Com     899165104    2,650     102,600    sole   sole
Universal Access     Com     913363107    1,160     187,100    sole   sole
U.S. Global InvestorsCl A    902952100      411     384,459    sole   sole
V-One                Com     918278102      464     357,642    sole   sole
ValueClick           Com     92046n102      938     293,200    sole   sole
Vsource              Com     92908B105       52     134,342    sole   sole
Webvan               Com     94845V103       72     900,500    sole   sole
Wireless Facilities  Com     97653A103      650     100,000    sole   sole